Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,610	¥ 2,975
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 3,652	¥ 3,028
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 123	¥ 67
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 123	¥ 67
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 237	¥ 211
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 237	¥ 211
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 2,521	¥ 2,308
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 2,521	¥ 2,308
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 387	¥ 185
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 387	¥ 185
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 0	¥ 0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 2	¥ 4
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 24	¥ 25
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 24	¥ 25
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 314	¥ 175
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 314	¥ 175
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4	¥ 4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 4	¥ 4
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 40	¥ 49